Investment Contract Liabilities - Summary of Investment Contract Liabilities Measured at Amortized Cost and Fair Value Associated with Contracts (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities reinsured	$ 67	$ 93
Investment contract liabilities	3,288	3,104
Carrying amount [member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities reinsured	67	93
Investment contract liabilities	2,289	2,222
Fair value [Member]
Disclosure of Investment Contract Liabilities [line items]
Investment contract liabilities reinsured	76	103
Investment contract liabilities	$ 2,690	$ 2,537